SCHEDULE OF RECONCILIATIONS OF LIABILITIES FROM FINANCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period	$ 46,839,692	$ 47,626,482
Increase through new leases, liabilities arising from financing activities	128,273
Increase (decrease) through financing cash flows, liabilities arising from financing activities	33,735,256	32,245,289
[custom:IncreaseThroughRepaymentsMadeLiabilitiesArisingFromFinancingActivities]	(39,114,402)	(34,790,270)
Increase (decrease) through other changes, liabilities arising from financing activities	(12,210,327)
[custom:IncreaseThroughInterestExpensesLiabilitiesArisingFromFinancingActivities]	1,498,152	1,808,990
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	127,621	(50,799)
Liabilities arising from financing activities at end of period	31,004,265	46,839,692
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period	12,836,594
Increase through new leases, liabilities arising from financing activities
Increase (decrease) through financing cash flows, liabilities arising from financing activities	30,492,404
[custom:IncreaseThroughRepaymentsMadeLiabilitiesArisingFromFinancingActivities]	(31,243,426)
Increase (decrease) through other changes, liabilities arising from financing activities
[custom:IncreaseThroughInterestExpensesLiabilitiesArisingFromFinancingActivities]	605,979
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	127,679
Liabilities arising from financing activities at end of period	12,819,230	12,836,594
Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period
Increase through new leases, liabilities arising from financing activities
Increase (decrease) through financing cash flows, liabilities arising from financing activities	663,211
[custom:IncreaseThroughRepaymentsMadeLiabilitiesArisingFromFinancingActivities]	(4,638)
Increase (decrease) through other changes, liabilities arising from financing activities
[custom:IncreaseThroughInterestExpensesLiabilitiesArisingFromFinancingActivities]	4,638
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	1,268
Liabilities arising from financing activities at end of period	664,479
Convertible Bonds [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period	12,210,327	12,208,260
Increase through new leases, liabilities arising from financing activities
Increase (decrease) through financing cash flows, liabilities arising from financing activities
[custom:IncreaseThroughRepaymentsMadeLiabilitiesArisingFromFinancingActivities]	(684,163)	(972,045)
Increase (decrease) through other changes, liabilities arising from financing activities	(12,210,327)
[custom:IncreaseThroughInterestExpensesLiabilitiesArisingFromFinancingActivities]	684,163	972,045
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		2,067
Liabilities arising from financing activities at end of period		12,210,327
Amounts Due To An Ultimate Beneficial Shareholder [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period	21,619,313	19,386,048
Increase through new leases, liabilities arising from financing activities
Increase (decrease) through financing cash flows, liabilities arising from financing activities	2,579,641	9,697,902
[custom:IncreaseThroughRepaymentsMadeLiabilitiesArisingFromFinancingActivities]	(7,069,913)	(7,934,582)
Increase (decrease) through other changes, liabilities arising from financing activities
[custom:IncreaseThroughInterestExpensesLiabilitiesArisingFromFinancingActivities]	197,066	405,872
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(3,819)	(5,927)
Liabilities arising from financing activities at end of period	17,322,288	21,619,313
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period	173,458	292,151
Increase through new leases, liabilities arising from financing activities	128,273
Increase (decrease) through financing cash flows, liabilities arising from financing activities
[custom:IncreaseThroughRepaymentsMadeLiabilitiesArisingFromFinancingActivities]	(112,262)	(115,277)
Increase (decrease) through other changes, liabilities arising from financing activities
[custom:IncreaseThroughInterestExpensesLiabilitiesArisingFromFinancingActivities]	6,306	9,320
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	2,493	(12,736)
Liabilities arising from financing activities at end of period	198,268	173,458
Bank and Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period	$ 12,836,594	15,740,023
Increase through new leases, liabilities arising from financing activities
Increase (decrease) through financing cash flows, liabilities arising from financing activities		22,477,387
[custom:IncreaseThroughRepaymentsMadeLiabilitiesArisingFromFinancingActivities]		(25,768,366)
Increase (decrease) through other changes, liabilities arising from financing activities
[custom:IncreaseThroughInterestExpensesLiabilitiesArisingFromFinancingActivities]		421,753
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(34,203)
Liabilities arising from financing activities at end of period		$ 12,836,594